Advances for Vessel Acquisitions and Vessels under Construction (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 24, 2012	Dec. 31, 2011
Handysize Vessels
Property Plant And Equipment [Line Items]
Number of newbuildings			4
Containerships
Property Plant And Equipment [Line Items]
Number of newbuildings			2
Chinese Shipyard Contract
Property Plant And Equipment [Line Items]
Newbuilding contract price installment	$ 57,484,350		$ 3,605,900
Amendment of newbuilding program

On September 24, 2012, the Company and the shipyard agreed to postpone the delivery dates of the Company’s remaining vessels under construction and to change the apportionment of the advances already paid among the vessels under construction. Under the amended shipbuilding contracts and based on the latest shipbuilding update from the shipyard, the remaining two Handysize drybulk vessels (Hull no. 612 and Hull no. 625) are expected to be delivered in the first and fourth quarters of 2013, respectively, and the two 4,800 TEU containerships (Hull no. 656 and Hull no. 657) are expected to be delivered in the second quarter of 2014.